N-2 - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Cover [Abstract]
Entity Central Index Key		0001281926
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund
Financial Highlights [Abstract]
Senior Securities Amount		$ 103,000	$ 103,000	$ 103,000	$ 103,000	$ 103,000	$ 118,000
Senior Securities Coverage per Unit	[1]	$ 5,229	$ 4,610	$ 4,500	$ 5,891	$ 4,409	$ 4,049
Senior Securities, Note [Text Block]		Calculated by subtracting the Fund’s total liabilities (not including the borrowings payable/notes payable) from the Fund’s total assets, and dividing the result by the borrowings payable/notes payable balance in thousands.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		The Fund’s investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing primarily in dividend-paying common and preferred stocks.
Risk Factors [Table Text Block]
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Latest Premium (Discount) to NAV [Percent]	[2]	(8.99%)
Risks Associated with Foreign Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		16,388,138

[1]	Calculated by subtracting the Fund’s total liabilities (not including the borrowings payable/notes payable) from the Fund’s total assets, and dividing the result by the borrowings payable/notes payable balance in thousands.
[2]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.